K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

August 27, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Cambria ETF Trust – Post-Effective Amendment No. 13 to the
Registration Statement on Form N-1A (File Nos. 333-180879 and 811-22704)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Cambria ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.

The purpose of this filing is to add a new series of the Trust: the Cambria Global Asset Allocation ETF.  This filing does not affect the registration of, or disclosures concerning, any other series of the Trust.

The Trust expects to file an amendment pursuant to Rule 485(b) prior to the effective date of this filing to add certain exhibits and make other nonmaterial changes as necessary.  Pursuant to Rule 485(a)(2) under the 1933 Act, this Post-Effective Amendment would become effective 75 days after the filing hereof.

If you have any questions concerning the foregoing, please do not hesitate to call me at (202) 778-9475.

Very truly yours,

/s/ Stacy L. Fuller
Stacy L. Fuller

cc:	Eric W. Richardson
Cambria Investment Management, L.P.